Warrants -Summary of Warrants Outstanding and Exercisable Prices (Parenthetical) (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Class of Warrant [Line Items]
Class Of warrant numberr of units called By each warrant	1	1
Description of Unit Issued	Each unit consists of one common share and one-half of one warrant	Each unit consists of one common share and one-half of one warrant
Number of Common share Included in Unit	1	1
Description of Warrant Included in Unit	one-half of one	one-half of one
Exercise Price One [Member]
Class of Warrant [Line Items]
Class of Warrant Exercise Price	$ 1.3	$ 1.6
Class of Warrant Expiry Date	Feb. 07, 2022	Aug. 13, 2021
Exercise Price Two [Member]
Class of Warrant [Line Items]
Class of Warrant Exercise Price	$ 2	$ 1.51
Class of Warrant Expiry Date	Feb. 07, 2022	Oct. 06, 2021
Exercise Price Four [Member]
Class of Warrant [Line Items]
Class of Warrant Exercise Price	$ 3.5	$ 1.3
Class of Warrant Expiry Date	Jun. 04, 2022	Feb. 07, 2022
Exercise Price Five [Member]
Class of Warrant [Line Items]
Class of Warrant Exercise Price	$ 4.5	$ 2
Class of Warrant Expiry Date	Jun. 04, 2022	Feb. 07, 2022
Exercise Price Six [Member]
Class of Warrant [Line Items]
Class of Warrant Exercise Price	$ 3.7	$ 2
Class of Warrant Expiry Date	Jan. 02, 2023	Feb. 13, 2022
Exercise Price Seven [Member]
Class of Warrant [Line Items]
Class of Warrant Exercise Price	$ 4.6	$ 3.5
Class of Warrant Expiry Date	Jan. 02, 2023	Jun. 04, 2022
Exercise Price Eight [Member]
Class of Warrant [Line Items]
Class of Warrant Exercise Price	$ 2.5	$ 4.5
Class of Warrant Expiry Date	Apr. 14, 2025	Jun. 04, 2022